UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

(a)

Sound Enhanced Fixed Income ETF
Ticker: SDEF

Sound Equity Income ETF
Ticker: SDEI

Semi-Annual Report

May 31, 2021

Sound Income ETFs

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocation	5
Schedules of Investments	6
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Expense Examples	24
Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreement	26
Statement Regarding Liquidity Risk Management Program	29
Additional Information	30

Must be preceded or accompanied by a prospectus.

Sound Enhanced Fixed Income ETF

Dear Shareholders,

We appreciate your investment in the Sound Enhanced Fixed Income ETF (the “Fund”), which is an actively-managed exchange-traded fund (“ETF”) listed on NYSE Arca, Inc. The Fund seeks to achieve its investment objective by investing in fixed income and higher-yielding income producing securities such as business development companies (“BDCs”), real estate investment trusts (“REITs”), and other ETFs. These asset classes invest in sovereign and private placement debt as well as other fixed income securities.

It was a little concerning when we launched the Fund at the beginning of 2021 after equity and fixed income markets rallied considerably from the lows experienced during the COVID-19 pandemic. This was due to the reopening of the economy, development of vaccines, and the Federal Reserve’s reduction of interest rates, which caused fixed income prices to increase. Then, inflation fears during the first quarter led to a material steepening in the yield curve as long-term interest rates rose, putting pressure on the Fund’s bond and preferred security positions. This yield curve steepening in the first quarter caused the U.S. Treasury 10-Year yield to rise from 0.91% to 1.74% by the end of March 2021.

Anticipating a steeper curve, we positioned the Fund with high-yield bonds and other income producing securities. High-yield bonds tend to outperform investment-grade bonds during an early business stage cycle, when interest rates begin to increase. The outperformance of high-yield bonds can be attributed to what we call “spread compression”. This steepening of the yield curve lowered bond prices because investors saw that the economy had been improving. Therefore, higher-risk securities such as high-yield or junk bonds are not considered as risky as they were before the economic upturn. Without getting into bond math or the present value of cash flows, this perception of a better economic outlook can make high-yield bond purchases look more attractive. This is because high-yield bond prices usually do not fall as much as investment-grade bonds during these economic shifts. Increasing interest rates often improve performance for the BDC and REIT asset classes, potentially offsetting interest rate headwinds. We believe high yield bonds, BDCs and REITs, in addition to investment-grade debt and our preferred security holdings, should perform well in the Fund going forward, given current market conditions.

The majority of the Fund’s return contribution can be attributed to credit spread compression, and the BDC and REIT asset classes mentioned above. However, as inflation expectations have cooled in the last two months, we have seen the Fund’s investment-grade bonds and preferred securities begin to rally as well.

For the reporting period between December 31, 2020 (commencement of operations), through May 31, 2021, the net asset value (“NAV”) return for the Fund has been 5.33% versus a -2.29% return for the Fund’s benchmark, the Bloomberg Barclays US Aggregate Bond Index.

As is often the case with fixed income, the actions of the Federal Reserve play a major role in setting short-term interest rates and help set a tone for the overall capital markets and yield curve shape. This year has not been any different, with the Federal Reserve’s chairman, Jerome Powell, implying that the central bank will continue purchasing U.S. Treasury and agency mortgage-backed securities for the foreseeable future, cooling the steepening of the yield curve. We tend to agree with Mr. Powell that recent inflationary pressures will subside as global supply chains open back up, allowing supply to meet demand. If we are incorrect in our assessment and real inflation takes hold, the Fund’s BDC and REIT exposure should help soften the effect of the interest rate headwind.

On behalf of Sound Income Strategies, LLC, we thank you for giving us the opportunity to earn your trust with your capital, and we will do our best to continue to generate income in a historically low interest rate environment.

Thank you,

Eric Lutton, CFA

Chief Investment Officer

Sound Income Strategies, LLC

Past performance does not guarantee future results.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity

1

Sound Enhanced Fixed Income ETF

and longer maturities generally are subject to greater fluctuations in value. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. You can lose money on your investment in a Fund. As non-diversified Funds, the value of a Fund’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The Bloomberg Barclays US Aggregate Bond Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. It is not possible to invest directly in an index. Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report or the Funds’ website soundetfs.com.

The Funds are distributed by Foreside Fund Services, LLC.

2

Sound Equity Income ETF

Dear Shareholders,

The Sound Equity Income ETF (the “Fund”) is listed on NYSE Arca, Inc. and is a diversified, large cap, value-oriented, common stock portfolio, whose key characteristics are that every stock must pay a dividend and the targeted portfolio yield, on a gross basis, must be at least two times that of the S&P 500® Total Return Index (the “S&P 500”). The portfolio is concentrated, holding 30 to 35 names, with a maximum weight of 6% in any one company. Unlike many other high-yielding equity funds, the Fund does not invest in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), tobacco companies, preferred stocks, or exchange-traded funds (“ETFs”). It owns common stocks that pay qualified dividends.

Because high-yielding stocks tend to be more mature and have less sales and earnings growth than the average stock in the market, they tend to trade at lower valuation multiples and appreciate less significantly than the market cap weighted S&P 500 Index’s average. We seek to offset some of this performance drag by selecting companies that we believe have some form of catalyst that would lead to above average income growth, or stock price appreciation, such as a recovery from a temporary problem, a new product or management team, a recapitalization, or tightness in its end markets.

In particular, we sought to position the Fund to benefit from the re-opening of the U.S. and global economies following the COVID-19 pandemic policy shutdowns that have been imposed around the world, to the extent that we could find high-yielding stocks that would benefit in a “return-to-normal” economic situation. Accordingly, we over-weighted the Fund’s holdings into the financial, energy, and materials sectors, relative to the market, as well as balanced this tilting with some less-cyclical holdings in healthcare and utilities. We would like to have invested in more consumer-cyclical companies, but it has been very difficult to find many suitable high-yield stocks in that sector.

It should also be kept in mind that a portfolio of high-yielding stocks has a shorter mathematical duration than a portfolio consisting of average stocks or a portfolio consisting of growth stocks, where most of the value is based on an estimated discounted present value of cash flows projected to come in the future versus actual current cash flows being paid to investors today, in the form of dividends. Because of this mathematical trait, in periods of rising interest rates, dividend-paying value stocks tend to outperform growth stocks, and in periods of falling interest rates long-duration growth stocks tend to outperform their value counterparts.

Putting these structural elements together, in the period from December 31, 2020 (commencement of operations) through May 31, 2021, the Fund outperformed, returning a net asset value (“NAV”) return of 28.99%, 16.37% above the 12.62% total return of the S&P Index, a standard large capitalization benchmark. Note that we do not consider the S&P 500 Index to be a true benchmark for the Fund, on account of the Fund’s yield focus, which tends to limit its diversification options relative to the broader S&P 500 Index. However, we do reference this index, as most investors are familiar with the index and most of the Fund’s holdings are holdings of the S&P 500 Index.

The Fund’s year-to-date outperformance was driven by a confluence of several favorable factors that we believe will likely continue to impact the Fund’s results, but weaken in strength as the business cycle rolls on.

First, the re-opening trade positioning of the Fund’s portfolio is working out as we anticipated, as pent-up demand, an all-time high savings rate, and rising employment have led to strong consumer consumption patterns, on a unit basis, that began online and gradually shifted to terrestrial purchases as increasingly large swaths of the economy reopened. Secondly, new rounds of fiscal stimulus and assurances by the U.S. Federal Reserve (and its foreign counterparts) that its accommodating monetary policies would likely continue into 2024 have further helped to elevate consumer confidence and spending, while simultaneously keeping interest rates from rising too fast to deter rising employment and capital expenditures. Third, rising demand and production constraints in key factor input markets, such as food, energy, metals, semiconductors, paper, and wood, have led to rising prices, sales, and margins for companies along the value chain. These factors altogether have concatenated into a long stream of rising sales and earnings estimates in every sector of the economy for our Fund companies. In particular, our most cyclically sensitive areas of overweighting (materials, energy, and financial stocks) have led the Fund’s outperformance, and we believe these sectors are likely to continue to run in the back half of the year as well.

Looking ahead, the strong pro-value regime shift that helped propel the Fund ahead of the market for the first five months of the calendar year began to take a breather in mid-May, and that has continued into mid-June. The rise in interest rates that helped to lift value stocks ahead of growth stocks was in large part driven by strong inflation data that led many in the markets to expect the Federal Reserve to start tapering its quantitative easing bond purchases, which would lead to gradually-rising interest rates and a steepening of the yield curve. However, the Federal Reserve’s chairman, Jerome Powell, has been quite adamant that he intends to leave the current accommodative policies in place through 2023, which is longer than what the bond market was pricing for, and he continues to call the increase in factor prices “transitory.” This rhetoric plus the recent decline in commodity prices, following the Chinese government’s meeting with producers that threatened to punish any company or executive that was hoarding goods, have led interest rates to fall. A flatter yield curve

3

Sound Equity Income ETF

is particularly harmful to financial companies that need to replace maturing bonds and loans that pay higher yields than what is currently available in the market. Hence, the net interest margin of banks is under pressure again, which will limit further earnings growth to new loan growth and reserve releases. We expect both of these factors and dividend increases to occur in 2021.

We view this lower rate, anti-value reset as a temporarily negative but an intermediately positive event, as lower prices mean higher yields going forward, and potentially more stocks to choose from. Hence, while we have not made many changes to the Fund’s portfolio over the last six months, we do anticipate the current shift in the market may afford us some attractive investment swap opportunities. Further, with GDP growth now expected to be 7% this year, up from 5% six months ago, we see further scope for upward sales and earnings revisions, which were already 11% higher at the end of May 2021 than they were on December 31, 2020.

With the Fund’s internal yield of 4.1% at the end of May 2021, versus 1.4% for the S&P 500 Index and a weighted average price-to-earnings ratio of 11.8 versus 22.6 for the S&P 500 Index, the Fund’s portfolio remains attractively priced and valued. With a beta of 1.1, we believe the Fund will continue to rise a little better than average as the economy continues to expand.

We appreciate the trust that you have placed with us in choosing to invest in the Fund and look forward to continuing to deliver strong returns for you in the months and years to come.

Thank you & best regards,

Eric Beyrich, CFA, CFP

Portfolio Manager

Sound Income Strategies, LLC

Past performance does not guarantee future results.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. You can lose money on your investment in a Fund. As non-diversified Funds, the value of a Fund’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. It is not possible to invest directly in an index. Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report or the Funds’ website soundetfs.com.

The Funds are distributed by Foreside Fund Services, LLC.

4

Sound Income ETFs

SOUND ENHANCED FIXED INCOME ETF PORTFOLIO ALLOCATION at May 31, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Financial	55.9%
Exchange Traded Funds	11.3
Energy	7.8
Utilities	6.8
Basic Materials	5.7
Communications	4.2
Closed-End Funds	3.0
Industrial	2.0
Technology	1.9
Cash & Cash Equivalents (1)	1.4
100.0%

SOUND EQUITY INCOME ETF PORTFOLIO ALLOCATION at May 31, 2021 (Unaudited)

Sector/Security Type	% of Net Assets
Financial	18.7%
Consumer (Non-Cyclical)	15.9
Energy	12.9
Basic Materials	12.8
Technology	11.6
Communications	10.5
Consumer (Cyclical)	7.3
Industrial	6.2
Utilities	3.2
Cash & Cash Equivalents (1)	0.9
100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

5

Sound Enhanced Fixed Income ETF

Schedule of Investments at May 31, 2021 (Unaudited)

	Shares	Value
Closed-End Funds — 3.0%
AllianceBernstein Global High Income Fund, Inc.	3,829	$46,446
Total Closed-End Funds
(Cost $45,000)		46,446

Common Stocks — 30.3%

Investment Companies — 13.8%
Ares Capital Corp.	2,251	43,827
Golub Capital BDC, Inc.	2,704	42,777
PennantPark Floating Rate Capital Ltd.	3,586	45,327
Sixth Street Specialty Lending, Inc.	1,807	40,332
WhiteHorse Finance, Inc.	2,800	43,764
		216,027
Private Equity — 2.8%
Hercules Capital, Inc.	2,620	44,488

Real Estate Investment Trusts (REITs) — 13.7%
Brandywine Realty Trust	1,287	18,095
Columbia Property Trust, Inc.	1,066	18,644
Gladstone Commercial Corp.	1,486	37,269
Global Medical REIT, Inc.	1,149	16,546
Global Net Lease, Inc.	880	17,195
MGM Growth Properties, LLC - Class A	478	17,146
National Health Investors, Inc.	216	14,236
Omega Healthcare Investors, Inc.	406	14,868
Plymouth Industrial REIT, Inc.	1,014	19,408
Simon Property Group, Inc.	178	22,871
Spirit Realty Capital, Inc.	372	17,581
		213,859
Total Common Stocks
(Cost $416,606)		474,374

	Principal Amount
Corporate Bonds — 23.4%

Chemicals — 1.9%
Olin Corp.
5.125%, 9/15/27	$29,000	30,316

Computers — 1.9%
Dell, Inc.
6.500%, 4/15/38	24,000	30,120

	Principal Amount	Value
Corporate Bonds — 23.4% (Continued)

Forest Products & Paper — 1.8%
Domtar Corp.
6.250%, 9/1/42	$26,000	$28,522

Gas — 2.1%
National Fuel Gas Co.
4.750%, 9/1/28	29,000	32,480

Insurance — 2.0%
Radian Group, Inc.
4.875%, 3/15/27	29,000	30,968

Iron & Steel — 1.9%
Commercial Metals Co.
5.375%, 7/15/27	29,000	30,682

Media — 2.0%
AMC Networks, Inc.
4.750%, 8/1/25	30,000	30,862

Miscellaneous Manufacturers — 2.0%
Trinity Industries, Inc.
4.550%, 10/1/24	29,000	30,722

Oil & Gas — 4.0%
Apache Corp.
5.100%, 9/1/40	29,000	29,966
Murphy Oil Corp.
5.875%, 12/1/27	32,000	33,124
		63,090
Pipelines — 3.8%
EQM Midstream Partners L.P.
5.500%, 7/15/28	27,000	28,891
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	29,000	30,374
		59,265
Total Corporate Bonds
(Cost $369,063)		367,027

The accompanying notes are an integral part of these financial statements.

6

Sound Enhanced Fixed Income ETF

Schedule of Investments at May 31, 2021 (Unaudited) (Continued)

	Shares	Value
Exchange Traded Funds — 11.3%
Invesco Emerging Markets Sovereign Debt ETF	1,563	$43,045
iShares 0-5 Year High Yield Corporate Bond ETF	990	45,401
iShares J.P. Morgan EM High Yield Bond ETF	969	44,356
VanEck Vectors Emerging Markets High Yield Bond ETF	1,885	45,014
Total Exchange Traded Funds
(Cost $179,395)		177,816

Preferred Stocks — 30.6%

Banks — 14.2%
Associated Banc-Corp
5.625%, 9/15/25 (1)	1,305	36,723
Bank of America Corp.
5.375%, 6/25/24 (1)	1,374	37,895
JPMorgan Chase & Co.
6.000%, 3/1/24 (1)	1,317	36,770
Morgan Stanley
4.875%, 1/15/25 (1)	1,414	37,542
Truist Financial Corp.
5.250%, 6/1/25 (1)	1,351	37,193
Wells Fargo & Co.
4.700%, 12/15/25 (1)	1,438	37,043
		223,166
Diversified Financial Services — 2.4%
Capital One Financial Corp.
4.800%, 6/1/25 (1)	1,447	37,029

Electric — 4.7%
CMS Energy Corp.
5.875%, 3/1/79	1,342	36,462
The Southern Co.
4.950%, 1/30/80	1,369	36,949
		73,411
Insurance — 7.0%
AEGON Funding Co., LLC
5.100%, 12/15/49	1,383	36,179
The Allstate Corp.
5.100%, 10/15/24 (1)	1,344	36,853
MetLife, Inc.
4.750%, 3/15/25 (1)	1,377	36,559
		109,591

	Shares	Value
Preferred Stocks — 30.6% (Continued)

Telecommunications — 2.3%
AT&T, Inc.	1,396	$35,738
4.750%, 2/18/25 (1)

Total Preferred Stocks
(Cost $484,304)		478,935

Short-Term Investments — 0.8%

Money Market Funds — 0.8%
First American Treasury Obligations Fund, Class X, 0.026% (2)	11,880	11,880
Total Short-Term Investments
(Cost $11,880)		11,880

Total Investments in Securities — 99.4%
(Cost $1,506,248)		1,556,478
Other Assets in Excess of Liabilities — 0.6%		9,347
Total Net Assets — 100.0%		$1,565,825

(1)	Perpetual call date security. Date shown is next call date.
(2)	The rate quoted is the annualized seven-day effective yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

7

Sound Equity Income ETF

Schedule of Investments at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 99.1%

Advertising — 3.6%
Omnicom Group, Inc.	2,823	$232,164

Aerospace & Defense — 2.3%
Lockheed Martin Corp.	391	149,440

Apparel — 2.6%
Hanesbrands, Inc.	8,584	167,731

Banks — 2.5%
First Horizon Corp.	8,290	158,090

Chemicals — 8.0%
Dow, Inc.	2,453	167,835
LyondellBasell Industries NV	3,102	349,347
		517,182
Commercial Services — 4.8%
H&R Block, Inc.	12,440	308,761

Computers — 10.1%
HP, Inc.	9,492	277,451
International Business Machines Corp.	1,061	152,508
Seagate Technology Holdings PLC	2,323	222,428
		652,387
Diversified Financial Services — 4.9%
Franklin Resources, Inc.	5,564	190,345
Synchrony Financial	2,644	125,352
		315,697
Electric — 3.2%
Entergy Corp.	921	96,944
NorthWestern Corp.	1,682	106,555
		203,499
Forest Products & Paper — 3.6%
International Paper Co.	3,654	230,567

Insurance — 5.0%
Principal Financial Group, Inc.	4,900	320,411

	Shares	Value
Common Stocks — 99.1% (Continued)

Mining — 1.2%
Compass Minerals International, Inc.	1,080	$75,492

Office & Business Equipment — 1.4%
Xerox Holdings Corp.	3,963	92,932

Oil & Gas — 6.7%
TOTAL SE - ADR	3,744	174,807
Valero Energy Corp.	3,200	257,280
		432,087
Packaging & Containers — 3.9%
Greif, Inc. - Class B	4,223	252,451

Pharmaceuticals — 11.1%
AbbVie, Inc.	2,632	297,942
Johnson & Johnson	850	143,863
Pfizer, Inc.	7,081	274,247
		716,052
Pipelines — 6.2%
Enbridge, Inc.	6,810	262,049
ONEOK, Inc.	2,644	139,444
		401,493
Retail — 4.7%
MSC Industrial Direct Co., Inc. - Class A	1,300	122,720
Walgreens Boots Alliance, Inc.	3,410	179,571
		302,291
Savings & Loans — 6.4%
New York Community Bancorp, Inc.	17,908	214,359
People’s United Financial, Inc.	10,442	197,458
		411,817
Telecommunications — 6.9%
AT&T, Inc.	7,600	223,668
Cisco Systems, Inc.	4,180	221,122
		444,790
Total Common Stocks
(Cost $5,918,034)		6,385,334

The accompanying notes are an integral part of these financial statements.

8

Sound Equity Income ETF

Schedule of Investments at May 31, 2021 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments — 0.6%

Money Market Funds — 0.6%
First American Treasury Obligations Fund, Class X, 0.026% (1)	37,989	$37,989
Total Short-Term Investments
(Cost $37,989)		37,989

Total Investments in Securities — 99.7%
(Cost $5,956,023)		6,423,323
Other Assets in Excess of Liabilities — 0.3%		18,723
Total Net Assets — 100.0%		$6,442,046

ADR American Depositary Receipt

(1)	The rate quoted is the annualized seven-day effective yield as of May 31, 2021.

The accompanying notes are an integral part of these financial statements.

9

Sound Income ETFs

Statements of Assets and Liabilities at May 31, 2021 (Unaudited)

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Assets:
Investments in securities, at value (Note 2)	$1,556,478	$6,423,323
Receivables:
Dividends and interest	9,994	21,054
Total assets	1,566,472	6,444,377

Liabilities:
Payables:
Management fees (Note 4)	647	2,331
Total liabilities	647	2,331
Net Assets	$1,565,825	$6,442,046

Components of Net Assets:
Paid-in capital	$1,499,800	$5,894,695
Total distributable (accumulated) earnings (losses)	66,025	547,351
Net assets	$1,565,825	$6,442,046

Net Asset Value (unlimited shares authorized):
Net assets	$1,565,825	$6,442,046
Shares of beneficial interest issued and outstanding	75,000	250,000
Net asset value	$20.88	$25.77

Cost of investments	$1,506,248	$5,956,023

The accompanying notes are an integral part of these financial statements.

10

Sound Income ETFs

Statements of Operations For the Period Ended May 31, 2021 (Unaudited)

	Sound Enhanced Fixed Income ETF (1)	Sound Equity Income ETF (1)
Investment Income:
Dividend income (net of foreign withholding tax of $- and $1,074, respectively)	$28,650	$49,146
Interest income	5,387	2
Total investment income	34,037	49,148

Expenses:
Management fees (Note 4)	2,949	5,535
Total expenses	2,949	5,535
Net investment income (loss)	31,088	43,613

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	58,996
Change in net unrealized appreciation/depreciation on investments	50,230	467,305
Net realized and unrealized gain (loss) on investments	50,230	526,301
Net increase (decrease) in net assets resulting from operations	$81,318	$569,914

(1)	The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to May 31, 2021.

The accompanying notes are an integral part of these financial statements.

11

Sound Enhanced Fixed Income ETF

Statements of Changes in Net Assets

Period Ended May 31, 2021 (Unaudited) (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$31,088
Net realized gain (loss) on investments	—
Change in net unrealized appreciation/depreciation on investments	50,230
Net increase (decrease) in net assets resulting from operations	81,318

Distributions to Shareholders:
Net distributions to shareholders	(15,293)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	1,499,800
Total increase (decrease) in net assets	1,565,825

Net Assets:
Beginning of period	—
End of period	$1,565,825

(1)	The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to May 31, 2021.

(2)	Summary of share transactions is as follows:

	Period Ended May 31, 2021 (Unaudited) (1)
	Shares	Value
Shares sold (3)	75,000	$1,499,800
Shares redeemed	—	—
Net increase (decrease)	75,000	$1,499,800

(3)	Net variable fees of $250.

The accompanying notes are an integral part of these financial statements.

12

Sound Equity Income ETF

Statement of Changes in Net Assets

Period Ended May 31, 2021 (Unaudited) (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$43,613
Net realized gain (loss) on investments	58,996
Change in net unrealized appreciation/depreciation on investments	467,305
Net increase (decrease) in net assets resulting from operations	569,914

Distributions to Shareholders:
Net distributions to shareholders	(22,563)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	5,894,695
Total increase (decrease) in net assets	6,442,046

Net Assets:
Beginning of period	—
End of period	$6,442,046

(1)	The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to May 31, 2021.

(2)	Summary of share transactions is as follows:

	Period Ended May 31, 2021 (Unaudited) (1)
	Shares	Value
Shares sold	250,000	$5,894,695
Shares redeemed	—	—
Net increase (decrease)	250,000	$5,894,695

The accompanying notes are an integral part of these financial statements.

13

Sound Enhanced Fixed Income ETF

Financial Highlights For a capital share outstanding throughout the period

Period Ended May 31, 2021 (Unaudited) (1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.44
Net realized and unrealized gain (loss) on investments	0.64
Total from investment operations	1.08

Less Distributions:
From net investment income	(0.20)
Total distributions	(0.20)

Net asset value, end of period	$20.88
Total return (3)(4)	5.44%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$1.6
Portfolio turnover rate (3)	0%
Ratio of expenses to average net assets (5)	0.49%
Ratio of net investment income (loss) to average net assets (5)	5.17%

(1)	The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to May 31, 2021.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

14

Sound Equity Income ETF

Financial Highlights For a capital share outstanding throughout the period

Period Ended May 31, 2021 (Unaudited) (1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.36
Net realized and unrealized gain (loss) on investments	5.59
Total from investment operations	5.95

Less Distributions:
From net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$25.77
Total return (3)(4)	29.83%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$6.4
Portfolio turnover rate (3)	12%
Ratio of expenses to average net assets (5)	0.45%
Ratio of net investment income (loss) to average net assets (5)	3.55%

(1)	The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to May 31, 2021.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

15

Sound Income ETFs

Notes to Financial Statements May 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Sound Enhanced Fixed Income ETF and Sound Equity Income ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on December 30, 2020.

The investment objective of the Sound Enhanced Fixed Income ETF is to seek current income while providing the opportunity for capital appreciation. The investment objective of the Sound Equity Income ETF is to seek to generate current income via a dividend yield that is a least two times that of the S&P 500 Index. The Sound Equity Income ETF also seeks to capture long-term capital appreciation as a secondary objective.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

16

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2021:

Sound Enhanced Fixed Income ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$46,446	$—	$—	$46,446
Common Stocks (1)	474,374	—	—	474,374
Corporate Bonds (1)	—	367,027	—	367,027
Exchange Traded Funds	177,816	—	—	177,816
Preferred Stocks (1)	478,935	—	—	478,935
Short-Term Investments	11,880	—	—	11,880
Total Investments in Securities	$1,189,451	$367,027	$—	$1,556,478

Sound Equity Income ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$6,385,334	$—	$—	$6,385,334
Short-Term Investments	37,989	—	—	37,989
Total Investments in Securities	$6,423,323	$—	$—	$6,423,323

(1)	See Schedule of Investment for the industry breakout.

B.

Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of May 31, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

17

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.

BDC Risk (Sound Enhanced Fixed Income ETF Only). BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value.

B.

Credit Risk (Sound Enhanced Fixed Income ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.

Equity Market Risk (Sound Equity Income ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

18

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

D.	Exchange Traded Fund (“ETF”) Risk.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Cash Redemption Risk (Sound Enhanced Fixed Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by each Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

E.

Fixed Income Risk (Sound Enhanced Fixed Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

F.

High Yield Securities Risk (Sound Enhanced Fixed Income ETF Only). Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

19

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

G.

Illiquid Securities Risk (Sound Enhanced Fixed Income ETF Only). The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

H.

Interest Rate Risk ((Sound Enhanced Fixed Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

I.	Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing (Sound Enhanced Fixed Income ETF Only) The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, the Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than funds that invests more widely. This may increase each Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on each Fund’s performance.

K.

Other Investment Companies Risk. When the Funds invest in other investment companies, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in investment company securities, shareholders of the Funds bear indirectly their proportionate share of the fees and expenses of such securities, as well as their share of the fund’s fees and expenses. As a result, an investment by the Funds in an investment company could cause each Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.

L.

Preferred Stocks Risk (Sound Enhanced Fixed Income ETF Only). Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

20

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

M.

REIT Risk (Sound Enhanced Fixed Income ETF Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

N.

Value Investing Risk (Sound Equity Income ETF Only). The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser provides oversight of Sound Income Strategies, LLC (the “Sub-Adviser”), the investment sub-adviser to the Funds, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Sound Enhanced Fixed Income ETF	0.49%
Sound Equity Income ETF	0.45%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended May 31, 2021 are disclosed in the Statement of Operations.

Sound Income Strategies, LLC serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”).

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

21

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee or the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$1,496,069	$—
Sound Equity Income ETF	6,220,454	359,702

There were no purchases or sales of long-term U.S. Government securities for the period ended May 31, 2021.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended May 31, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended May 31, 2021 (estimated), was as follows:

Distributions paid from:	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Ordinary income	$15,293	$22,563

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. The Funds commenced operations on December 30, 2020, therefore, the Funds had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

22

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2021 (Unaudited) (Continued)

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Sound Enhanced Fixed Income ETF is $500 and for the Sound Equity Income ETF is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Sound Enhanced Fixed Income ETF of up to a maximum of 5% and for the Sound Equity Income ETF of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with each Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 9 – SUBSEQENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 7, 2021, Foreside Financial Group, LLC, the indirect parent company of Foreside Fund Services, LLC (“Foreside”), which serves as the Funds’ distributor, and Lovell Minnick Partners, LLC (“LMP”) announced that they had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar will acquire a majority stake in Foreside Financial Group, LLC and LMP will exit its investment in Foreside Financial Group, LLC. The transaction is expected to close at the end of the third quarter of 2021. Foreside will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Effective as of the close of business on July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services (“Cipperman”), has resigned as Chief Compliance Officer of the Trust. William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as a replacement Chief Compliance Officer for the Trust effective as of the close of business on July 27, 2021.

23

Sound Income ETFs

Expense Examples For the Periods Ended May 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual expenses examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 30, 2020 (commencement of operations) to May 31, 2021. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2020 to May 31, 2021.

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sound Enhanced Fixed Income ETF

	Beginning Account Value December 30, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period December 30, 2020 – May 31, 2021 (1)
Actual	$1,000.00	$1,054.40	$2.11

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period December 1, 2020 – May 31, 2021 (2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.49	$2.47

(1)

The actual expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from December 30, 2020 to May 31, 2021, the commencement of operations date to the end of the period).

(2)

The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

24

Sound Income ETFs

Expense Examples For the Periods Ended May 31, 2021 (Unaudited) (Continued)

Sound Equity Income ETF

	Beginning Account Value December 30, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period December 30, 2020 – May 31, 2021 (3)
Actual	$1,000.00	$1,298.30	$2.17

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During the Period December 1, 2020 – May 31, 2021 (4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.69	$2.27

(3)

The actual expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from December 30, 2020 to May 31, 2021, the commencement of operations date to the end of the period).

(4)

The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

25

Sound Income ETFs

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreement (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on December 18, 2020 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Sound Enhanced Fixed Income ETF and Sound Equity Income ETF (the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Funds, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Funds.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Sound Income Strategies, LLC (the “Sub-Adviser”), the Funds’ investment sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Funds achieve their investment objectives as actively-managed ETFs. The Board noted that the Adviser would be responsible for trade execution and the Sub-Adviser would be responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Funds would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which each Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub Adviser’s services.

3.

Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fees, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fees were a “unitary fee,” meaning that the Funds would pay no expenses other than the advisory fees and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b 1 Plan. The Board noted that the Adviser agrees to pay all other expenses incurred by the Funds. The Board considered comparative information prepared by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) utilizing data provided by

26

Sound Income ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

Morningstar Direct relating to the cost structure of the Funds relative to a peer group. The Sound Enhanced Fixed Income ETF was compared to ETFs in three U.S. fixed income categories, the U.S. Fund Corporate Bond, U.S. Fund High Yield Bond and U.S. Fund Multisector categories. The Sound Equity Income ETF was compared to ETFs in two U.S. equity categories, the U.S. Fund Large Value and U.S. Fund Mid-Cap Value categories.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of each Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to the Funds and the Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.

Extent of economies of scale as the Funds grows. The Board considered the potential economies of scale that the Funds might realize under the structure of the proposed advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.

Benefits to be derived from the relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests each Fund and its shareholders.

At the meeting held on December 18, 2020, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and the Sub-Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, bibliographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Eric Lutton, who will serve as a portfolio manager for the Sound Enhanced Fixed Income ETF, and Eric Beyrich, who will serve as a portfolio manager for the Sound Equity Income ETF, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by each of the Funds.

27

Sound Income ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Funds meet their investment objective as actively-managed ETFs and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Funds and the Sub-Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration.

3.

Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fees to be paid by the Adviser to the Sub Adviser under the Sub Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fees paid by the Funds is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.

Extent of economies of scale as the Funds grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

5.

Benefits to be derived from the relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Funds; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

28

Sound Income ETFs

Statement Regarding Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Sound Enhanced Fixed Income ETF and Sound Equity Income ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Funds commenced operations on December 30, 2020 and were not a part of the Report but have adopted the Program upon commencement of operations.

29

Sound Income ETFs

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 916-9056 or by accessing the Funds’ website at www.soundetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 916-9056 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.soundetfs.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.soundetfs.com.

Information about the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.soundetfs.com.

30

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Sound Income Strategies, LLC
6550 N. Federal Highway, Suite 510
Fort Lauderdale, Florida 33308

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information

Fund	Ticker	CUSIP
Sound Enhanced Fixed Income ETF	SDEF	886364819
Sound Equity Income ETF	SDEI	886364793

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W, Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W, Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 7, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	August 9, 2021

*	Print the name and title of each signing officer under his or her signature.